DRYDEN SMALL-CAP CORE EQUITY FUND, INC.
(formerly Dryden Tax-Managed Small-Cap Fund, Inc.)
Gateway Center Three, 4th Floor
Newark, NJ 07102



                                February 5, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

            Re: Dryden Small-Cap Core Equity Fund, Inc. (the "Fund") (File No. 333-24495)

Ladies and Gentlemen:

         Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 9 and (ii) that the text of Post-Effective Amendment No. 9 was filed electronically on January 30, 2004.



                           DRYDEN SMALL-CAP CORE EQUITY FUND, INC.


                           By:   /s/ Marguerite E.H. Morrison
                                 ----------------------------
                                   Marguerite E.H. Morrison
                                   Assistant Secretary